Cover	Nov. 07, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 07, 2024
Entity Registrant Name	Outbrain Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40643
Entity Tax Identification Number	20-5391629
Entity Address, Address Line One	111 West 19th Street
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	(646)
Local Phone Number	867-0149
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	OB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Amendment Flag	false
Entity Central Index Key	0001454938
Entity Ex Transition Period	false